Subsequent Events - Additional Information (Detail)	1 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended	6 Months Ended					1 Months Ended						1 Months Ended			1 Months Ended						1 Months Ended						1 Months Ended						1 Months Ended					1 Months Ended			1 Months Ended
	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 31, 2012	Sep. 30, 2010 USD ($)	Sep. 30, 2010 EUR (€)	Jan. 31, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Jan. 31, 2013 Pride of Hawaii Loan USD ($)	Jun. 30, 2013 Pride of Hawaii Loan EUR (€)	Dec. 31, 2012 Pride of Hawaii Loan EUR (€)		Dec. 31, 2011 Pride of Hawaii Loan EUR (€)		Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Jan. 31, 2013 Pride of America Hermes Loan USD ($)	Jun. 30, 2013 Pride of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride of America Hermes Loan EUR (€)		Jan. 31, 2013 Pride of America Commercial Loan USD ($)	Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)		Jan. 31, 2013 Norwegian Sky USD ($)	Jan. 31, 2013 11.75% Senior Secured Notes USD ($)	Dec. 31, 2012 11.75% Senior Secured Notes USD ($)		Dec. 31, 2011 11.75% Senior Secured Notes USD ($)		Jan. 31, 2013 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)		Feb. 28, 2013 First Semi-annual Period	Feb. 28, 2013 Second Semi-annual Period	Jan. 31, 2013 Norwegian Cruise Line Holdings Ltd. USD ($)	Jul. 31, 2013 Subsequent Event USD ($)	Jul. 31, 2013 Subsequent Event EUR (€)	Feb. 28, 2013 Subsequent Event USD ($)	Jan. 24, 2013 Subsequent Event USD ($)	Jan. 24, 2013 Subsequent Event Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jan. 24, 2013 Subsequent Event Pride of Hawaii Loan USD ($)	Jan. 24, 2013 Subsequent Event Norwegian Jewel Term Loan USD ($)	Jan. 24, 2013 Subsequent Event Pride of America Hermes Loan USD ($)	Jan. 24, 2013 Subsequent Event Pride of America Commercial Loan USD ($)	Jan. 24, 2013 Subsequent Event Norwegian Sky USD ($)	Jan. 24, 2013 Subsequent Event 11.75% Senior Secured Notes USD ($)	Jan. 24, 2013 Subsequent Event 9.50% Senior Unsecured Notes USD ($)	Feb. 28, 2013 Subsequent Event First Semi-annual Period	Feb. 28, 2013 Subsequent Event Second Semi-annual Period	Jan. 24, 2013 Subsequent Event Genting HK	Jan. 24, 2013 Subsequent Event Apollo Funds	Jan. 24, 2013 Subsequent Event TPG Viking Funds	Jan. 24, 2013 Subsequent Event Publicly Traded Common Stock	Jan. 24, 2013 Subsequent Event Norwegian Cruise Line Holdings Ltd. USD ($)
Subsequent Event [Line Items]
Ordinary shares, shares issued			21,000,000		21,000,000	21,000,000																																																																10,000
Ordinary shares, per share			$ 0.0012		$ 0.0012	$ 0.0012																																													$ 0.001																			$ 0.001
Ownership percentage																																																			100.00%																			100.00%
Percentage of economic interest					2.70%																																														97.30%																			97.30%
Relative ownership percentage of NCLH's ordinary shares																																																																		43.40%	32.50%	10.80%	13.30%
Senior notes, principal amount	$ 300,000,000																																																					$ 300,000,000
Senior notes, interest rate	5.00%												3.40%	[1]	3.35%	[1]			2.18%	[1]	2.20%	[1]																	11.75%	11.75%	[2]	11.75%	[2]	9.50%	9.50%	[3]	9.50%	[3]						5.00%
Senior notes, maturity date	Feb. 15, 2018																																																					Feb. 15, 2018
Semi annual payments of interest on notes payable																																																	Payable semiannually on February 15	Payable semiannually on August 15														Payable semiannually on February 15	Payable semiannually on August 15
First interest payment debt on notes payable	Aug. 15, 2013																																																					Aug. 15, 2013
Discount rate on notes payable	99.451%																																																					99.451%
Net proceeds from the IPO and Notes Offering		770,000,000																																																					770,000,000
Prepayments of long term debt		55,600,000	2,081,520,000	591,152,000	859,422,000	439,959,000	955,780,000				21,300,000	624,000,000					14,700,000						8,000,000			10,100,000						1,500,000																							55,600,000	21,300,000	14,700,000	8,000,000	10,100,000	1,500,000
Long term debt, principal amount												624,000,000	624,000,000	[1]	624,000,000	[1]		308,100,000	308,100,000	[1]	308,100,000	[1]	334,100,000	126,100,000	334,100,000		258,000,000	258,000,000	[1]	258,000,000	[1]		40,000,000	40,000,000	[1]	40,000,000	[1]			450,000,000	[2]	450,000,000	[2]		350,000,000	[3]	350,000,000	[3]
Payments to Genting HK																																						79,700,000																							79,700,000
Redemption of senior secured notes																																							450,000,000					122,500,000																		450,000,000	122,500,000
Payment for fees and expenses associated with IPO, issuance of notes and redemption of notes																																																							104,000,000
Contract price of new ship									$ 1,700,000,000	€ 1,300,000,000																																										$ 908,600,000	€ 698,400,000
Export credit facility financing as percentage of contract price								80.00%																																												80.00%	80.00%
Scheduled delivery date of ship under construction																																																				First quarter of 2017	First quarter of 2017

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.